Consolidated balance sheet - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and balances at central banks		£ 131,433	£ 108,482
Items in the course of collection from other banks		2,285	346
Trading assets		79,878	83,706
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		15,881	18,649
Derivatives		225,238	141,221
Loans and advances to banks		17,109	10,784
Loans and advances to customers		72,614	91,177
Reverse repurchase agreements – non-trading		53,949	54,448
Financial investments		32,604	41,300
Assets held for sale	[1]	21,214	9
Prepayments, accrued income and other assets		61,379	43,118
Current tax assets		595	1,135
Interests in associates and joint ventures		728	743
Goodwill and intangible assets		1,167	894
Deferred tax assets		1,279	599
Total assets		717,353	596,611
Liabilities
Deposits by banks		20,836	32,188
Customer accounts		215,948	205,241
Repurchase agreements – non-trading		32,901	27,259
Items in the course of transmission to other banks		2,226	489
Trading liabilities		41,265	46,433
Financial liabilities designated at fair value		27,287	33,608
Derivatives		218,867	139,368
Debt securities in issue		7,268	9,428
Liabilities of disposal groups held for sale	[1]	24,711	0
Accruals, deferred income and other liabilities		66,945	43,456
Current tax liabilities		130	97
Liabilities under insurance contracts		19,987	22,264
Provisions		424	562
Deferred tax liabilities		14	15
Subordinated liabilities		14,528	12,488
Total liabilities		693,337	572,896
Equity
Total shareholders’ equity		23,875	23,584
– called up share capital		797	797
– share premium account		420	0
– other equity instruments		3,930	3,722
– other reserves		(6,368)	(5,670)
– retained earnings		25,096	24,735
Non-controlling interests		141	131
Total equity		24,016	23,715
Total liabilities and equity		£ 717,353	£ 596,611

[1]	Includes businesses classified as held-for-sale as part of a broader restructuring of our European business. Refer to Note 34 'Assets held for sale and liabilities of disposal groups held for sale' on page 175.